Note 17 - Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Interest Finance Costs [Table Text Block]
	For the six-month period ended June 30,
	2021	2022
Interest expense	$31,870	$43,966
Interest capitalized	(465)	-
Swap effect	2,394	2,742
Amortization and write-off of financing costs	2,498	5,615
Bank charges and other financing costs	251	2,888
Total	$36,548	$55,211